Document and Entity Information	9 Months Ended
May 31, 2017
Document and Entity Information:
Entity Registrant Name	Apawthecary Pets USA
Entity Central Index Key	0001528697
Document Type	S-1
Document Period End Date	May 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017